Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Spear Alpha ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Spear Alpha ETF NAV
Account Value	$ 11,803	$ 9,223	$ 6,951
Spear Alpha ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Spear Alpha ETF Market
Account Value	$ 11,814	9,207	6,942
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 12,924	10,376	8,676
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Account Value	$ 12,297	$ 9,488	$ 7,522